Income taxes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income taxes [Abstract]
Current income tax expense	$ (230)	$ (70)
Deferred income tax benefit/(expense)	110	(4)
Income tax expense	$ (119)	$ (74)